Fair Value, Changes in Value of Assets with Nonrecurring Fair Value Adjustments (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Mortgage loans held for sale (LOCOM)	$ 21	$ 10
Loans held for sale	(39)	(2)
Loans	(505)	(759)
Nonmarketable equity securities	265	(178)
Other assets	(40)	(121)
Total	(298)	(1,050)
Commercial Portfolio Segment [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	(221)	(335)
Consumer Portfolio Segment [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	$ (284)	$ (424)